Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of the Company’s consolidated financial statements requires it to make estimates and assumptions that impact the reported amounts of assets, liabilities and expenses and the disclosure of contingent liabilities in the Company’s consolidated financial statements and accompanying notes. The most significant estimate in the Company’s consolidated financial statements relates to its clinical trial expense accruals. Management evaluates its estimates on an ongoing basis. Although these estimates are based on the Company’s historical experience, knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments
Cash and Cash Equivalents
The Company considers all highly liquid investments with insignificant interest rate risk and an original maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents consist of money market funds and U.S. Treasury securities with an original maturity of less than three months at the date of purchase.
Short-term Investments
Short-term investments consist of U.S. Treasury securities, classified as available-for-sale
securities and have maturities of greater than three months but less than one year. The Company has classified all of its available-for-sale
securities as current assets on the balance sheets because these are considered highly liquid securities and are available for use in current operations. The Company carries these securities at fair value, and reports unrealized gains and losses as a separate component of accumulated other comprehensive income (loss). Amortization and accretion of any purchase premiums or discounts is included in interest income in the consolidated statements of operations and comprehensive loss.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amounts of all cash equivalents, prepaid expenses and other assets, accounts payable and accrued liabilities are reasonable estimates of their fair value because of the short-term nature of these items. Based on the borrowing rates currently available to the Company for loans with similar terms, the Company believes the fair value of the term loans approximate their carrying value (see Note 6).

Concentration of Credit Risk and Other Risks and Uncertainties
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments, which potentially subject the Company to significant concentration of credit risk, consist primarily of cash and cash equivalents and short-term investments. The Company maintains deposits in a federally insured major financial institution in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institution in which those deposits are held.
The Company is subject to a number of risks similar to other biopharmaceutical companies, including, but not limited to, the need to obtain adequate additional funding, possible failure of current or future preclinical studies or clinical trials, reliance on third parties or partners to conduct its clinical trials, the need to obtain regulatory and marketing approvals for its drug candidates or to rely on partners to do so, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of its drug candidates, the right to develop and commercialize drug candidates pursuant to the terms and conditions of the licenses granted to the Company, protection of proprietary technology, the ability to make milestone, royalty or other payments due under any license or collaboration agreements, and the need to secure and maintain adequate manufacturing arrangements with third parties. If the Company does not successfully commercialize or partner any of its drug candidat es,
it will be unable to generate product revenue or achieve profitability.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost and depreciated or amortized using the straight-line method over the estimated useful lives of the assets (generally three
to
five years
, or
the remaining term of the lease for leasehold improvements
, whichever is shorter) and generally consist of laboratory equipment, computer and office equipment, furniture and fixtures, and leasehold improvements. Repairs and maintenance costs are charged to expense as incurred.

Long-Lived Assets
Long-Lived Assets
The Company regularly reviews the carrying value and estimated lives of all of its long-lived assets, including property and equipment to determine whether indicators of impairment may exist which warrant adjustments to carrying values or estimated useful lives. Should an impairment exist, the impairment loss would be measured based on the excess over the carrying amount of the asset’s fair value. The Company has not recognized any impairment losses from inception through December 31, 2023.

Leases
Leases
At the commencement date of a lease, the Company recognizes lease liabilities which represent its obligation to make lease payments, and right-of-use
assets (“ROU assets”) which represent its right to use the underlying asset during the lease term. The lease liability is measured at the present value of lease payments over the lease term. As the Company’s leases typically do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the lease commencement date. The ROU asset is measured at cost, which includes the initial measurement of the lease liability and initial direct costs incurred by the Company and excludes lease incentives. ROU assets are recorded in operating lease ROU assets and lease liabilities are recorded in operating lease liabilities, current and noncurrent in the balance sheets.

Grant Revenue
Grant Revenue
The Company had grant revenues in 2022 derived from a grant with the Defense Advanced Research Projects Agency (“DARPA”) through the University of California, San Francisco (“UCSF”). The Company recognized DARPA grant revenue as reimbursable grant costs are incurred up to pre-approved
award limits within the budget period. The costs associated with these reimbursements are reflected as a component of research and development expense in the accompanying 2022 consolidated statements of operations and comprehensive loss. Billings in excess of receipts are included as a receivable recorded within prepaid expenses and other current assets on the consolidated balance sheets.

Research and Development Costs
Research and Development Costs
Research and development expenses primarily consist of costs associated with the preclinical and clinical development of the Company’s product candidates. Research and development costs are expensed as incurred.

Clinical Trial Accruals and Preclinical Studies
Clinical Trial Accruals and Preclinical Studies
The Company records expenses resulting from our obligations under contracts with vendors and consultants, CROs and clinical sites in connection with conducting clinical trials and preclinical studies. The financial terms of these contracts are subject to negotiations which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided under such contracts. The Company reflects clinical trial and preclinical study expenses in the financial statements by matching those expenses with the period in which services and efforts are expended. The Company accounts for these expenses according to the progress of the clinical trial or preclinical study as measured by the timing of various aspects of the clinical trial, preclinical study, or related activities. The Com pany d
etermines accrual estimates based on the underlying contracts, correspondence with clinical and other key personnel and third-party service providers as to the progress of the clinical trials, preclinical studies, or other services being conducted, and amounts invoiced or paid to date. During the course of a clinical trial or preclinical study, the Company adjusts the rate of expense recognition if actual results differ from estimates.

Patent Costs
Patent Costs
Costs related to filing and pursuing patent applications are recorded as general and administrative expense and expensed as incurred since recoverability of such expenditures is uncertain.

Revenue Recognition
Revenue Recognition
The Company evaluates collaboration arrangements to determine whether units of account within the collaboration arrangement exhibit the characteristics of a vendor and customer relationship. For arrangements and units of account where a customer relationship exists, the Company applies the revenue recognition guidance. The Company recognizes revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To determine revenue recognition for contracts with customers the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies the performance obligations. At contract inception, the Company assesses the goods or services promised within each contract and assesses whether each promised good or service is distinct and determines those that are performance obligations. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable,
upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other performance obligations, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition on a prospective basis.
For research and development services performed under a collaboration agreement in which the performance obligation is satisfied over time, the Company measures the progress of the activities using an input method. The input methods used are based on the effort expended or costs incurred toward the satisfaction of the related performance obligation. The Company estimates the amount of effort expended, including the time the Company estimates it will take to complete the activities, or costs incurred in a given period, relative to the estimated total effort or costs to satisfy the performance obligation. This results in a percentage that is multiplied by the consideration allocated to the research and development services to determine the amount of revenue recognized each period. This approach requires estimates and the use of significant judgement. If the estimates or judgements change over the course of the collaboration, they may affect the timing and amount of revenue recognized in the current and future periods.

Milestones
Milestones
At the inception of each arrangement that includes milestone payments (variable consideration), the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company or the Company’s collaboration partner’s control, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Company re-evaluates
the probability of achievement of such milestones and any related constraint, and if necessary, adjusts the Company’s estimate of the overall transaction price. Any such adjustments are allocated on a cumulative catch-up
basis to satisfied and partially satisfied performance obligations, with the consideration allocated to an ongoing performance obligation being recognized over the period of performance.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If management determines that the Company would be able to realize its deferred tax assets in the future in excess of their recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
As of December 31, 2023 and 2022, the Company maintained valuation allowances against its deferred tax assets as the Company concluded it had not met the “more likely than not” to be realized threshold. Changes in the valuation allowance when they are recognized in the provision for income taxes may result in a change in the estimated annual effective tax rate.
The Company records uncertain tax positions on the basis of a two-step
process whereby (1) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more likely than not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included w ithin t
he related tax liability.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss consists of net loss and unrealized gains or losses on available-for-sale
investments. The Company presents comprehensive loss and its components as part of the consolidated statements of operations and comprehensive loss.

Segment Reporting
Segment Reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s operations and manage its business in one operating segment.

Stock-Based Compensation Expense
Stock-Based Compensation Expense
Stock-based compensation expense represents the cost of the grant date fair value of employee stock option grants recognized over the requisite service period of the awards (usually the vesting period) on a straight- line basis. The Company estimates the fair value of stock option grants using the Black-Scholes option-pricing model. The Company accounts for stock options granted to non-employees
using the fair value approach.
The Black-Scholes option-pricing model requires the use of subjective assumptions, including the risk-free interest rate, the expected stock price volatility, the expected term of stock options, and the expected dividend yield. The Company has limited historical stock option activity and therefore estimates the expected term of stock options granted using the simplified method, which represents the average of the contractual term of the stock option and its weighted-average vesting period. The fair value of the underlying common stock used within the Black-Scholes option-pricing model is based on the closing price of common stock on the date of grant.

Public and Private Placement Warrants
Public and Private Placement Warrants
Upon completion of the Business Combination, the Company assumed public and private placement warrants that were issued by LWAC in connection with their initial public offering in January 2021 whereby holders of the public and private placement warrants are entitled to acquire common stock of the Company. The Company has concluded that the public warrants are equity-classified. Since the settlement value of the private placement warrants is dependent, in part, on who holds the warrants at the time of settlement, they are not considered indexed to the Company’s stock and are therefore recorded as liabilities. Warrants classified as liabilities are recorded at their estimated fair value on the date of issuance and are revalued at each subsequent balance sheet date, with fair value changes recognized in other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss. The Company estimates the fair value of these warrants using the Black-Scholes option pricing model.

Common Stock and Placement Agent Warrants
Common Stock and Placement Agent Warrants
In May 2023 and June 2023, the Company completed two separate registered direct offerings whereby common stock warrants and placement agent warrants were issued with the right to acquire common stock of the Company. In order to determine the appropriate accounting treatment for the warrants, the Company considered the indexation guidance under Accounting Standards Codification (“ASC”)
815-40.
The Company has concluded that the common stock warrants and placement agent warrants issued in the May 2023 and June 2023 registered direct offerings are equity classified as they are considered indexed to the Company’s stock and do not contain any settlement provisions that would preclude equity classification.

Earn-out Shares
Earn-Out
Shares
In accordance with the Merger Agreement, 200,000 shares
(“Earn-Out
Shares”) were contingently issuable to Old eFFECTOR stockholders and option holders upon the occurrence of the Triggering Event, defined within the Merger Agreement as the date on which the common stock price equals or exceeds $500.00 over at least 20 trading days out of a 30 consecutive trading day period during the two-year
period following the close date of the Business Combination. The estimated fair value of the
Earn-Out
Shares was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the earn-out
period using the most reliable information available.

The Company determined that the contingent obligation to issue
Earn-Out
Shares to existing Old eFFECTOR stockholders was not indexed to the Company’s stock under ASC
815-40
and therefore equity treatment was precluded. The Triggering Event that would determine the issuance of the
Earn-Out
Shares included terms that were not solely indexed to our common stock, and as such liability classification was required. Equity-linked instruments classified as liabilities are recorded at their estimated fair value on the date of issuance and are revalued at each subsequent balance sheet date, with fair value changes recognized in other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss.
The Company has determined that the contingent obligation to issue
Earn-Out
Shares to existing Old eFFECTOR option holders falls within the scope of ASC 718, Share-based Compensation, because the option holders were required to continue providing service until the occurrence of the Triggering Event. The fair value of the option holder
Earn-Out
Shares was recorded as share-based compensation over the derived service period of the Monte Carlo simulation valuation model, recognized in research and development and general and administrative expense in the consolidated statements of operations and comprehensive loss.
The Triggering Event did not occur during the
two-year
period following the close date of the Business Combination and the achievement period for the earn-out
expired on August 25, 2023. As such, the Old eFFECTOR stockholders and option holders are no longer eligible to receive
Earn-Out
shares as of August 25, 2023.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes, based on its preliminary assessment, that the impact of recently issued standards that are not yet effective will not have a material impact on their financial position or results of operations upon adoption.
In November 2023, the Financial Accounting Standards Board (“FASB”) issued updated accounting guidance related to annual and interim segment disclosures. The updated accounting guidance, among other things, requires disclosure of certain significant segment expenses. We will adopt the updated accounting guidance in our Annual Report on Form
10-K
for the year ended December 31, 2024. We do not expect impact from the adoption of the new accounting guidance will have material impact to our segment disclosures.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The update requires a public business entity to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign and by jurisdiction if the amount is at least 5% of total income tax payments, net of refunds received. Adoption of the ASU allows for either the prospective or retrospective application of the amendment and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company has not yet completed its assessment of the impact of ASU
2023-09
on the Company’s Consolidated Financial Statements. We do not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on our consolidated financial statements or disclosures.

Net Income (Loss) Per Share
Net Loss Per Share
Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding for the period, without consideration of potential dilutive securities. Diluted net loss per share is computed by dividing the net loss by the sum of the weighted average number of common shares plus the potential dilutive effects of potential dilutive securities outstanding during the period. Potential dilutive securities are excluded from diluted earnings or loss per share if the effect of such inclusion is antidilutive. The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as they would be anti-dilutive to the net loss per share. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss position.
Potentially dilutive securities as of December 31, 2023 and 2022 are as follows (in common stock equivalent shares, each as adjusted to reflect the Reverse Stock Split):

	For the Year Ended December 31,
	2023	2022
Common stock warrants	768,592	—
Placement agent warrants	53,799	—
Public warrants	233,332	233,332
Private placement warrants	7,266	7,266
Earn-Out Shares	—	200,000
Unvested sponsor shares	12,000	12,000
Stock options outstanding	480,875	349,495

Total	1,555,864	802,093